Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal.
Perpetuity growth rate	2.00%	2.00%
Description of management's approach to determining values assigned to key assumptions	Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in Enterprise Learning and Skills and English Language Learning due to product-led share gains and key accounts, growth in Virtual Learning driven by market demand and new schools, and strong core performance and market expansion in Assessments and Qualifications and Higher Education. The sales forecasts use average nominal growth rates of low-mid single digits for mature businesses in mature markets and mid-high single digit growth where there has been significant organic and / or inorganic investment.
Transfer of goodwill	£ 18
Enterprise Learning Skills [Member]
Disclosure of detailed information about intangible assets [line items]
Headroom In Impairment Test	£ 123
Headroom Eliminated If Discount Rate Increases	1.60%
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	£ 46	£ 40	£ 37
Operating expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	107	118	132
Impairment	£ 0	£ 0	£ 0
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate		3.50%
Pretax discount rate	10.30%	10.80%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate	3.50%
Pretax discount rate	12.60%	13.20%